Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Rental income	$ 2,341	$ 136	$ 92
Rental expense	(1,073)	(68)	(62)
Net rental income	1,268	68	30
Costs and expenses
General and administrative expenses	(13,417)	(7,465)	(4,612)
Total costs and expenses	(13,417)	(7,465)	(4,612)
Operating loss	(12,149)	(7,397)	(4,582)
Other income (expenses), net	(2,379)	6,339	2,164
Interest income	9,173	4,939	2,037
Interest expenses	(61)
(Loss) income before income tax	(5,416)	3,881	(381)
Income tax (expense) recovery		1,378	(2,501)
(Loss) income from continuing operations, net of income tax	(5,416)	5,259	(2,882)
Income (loss) from discontinued operations, net of income tax	(20,172)	(4,962)	69,803
Consolidated net income (loss) attributable to Nam Tai Property Inc. shareholders	(25,588)	297	66,921
Other comprehensive income	0	0	0
Consolidated comprehensive income (loss) attributable to Nam Tai Property Inc. shareholders	$ (25,588)	$ 297	$ 66,921
Basic earnings (loss) per share:
Basic (loss) earnings per share from continuing operations	$ (0.12)	$ 0.12	$ (0.06)
Basic earnings (loss) per share from discontinued operations	$ (0.46)	$ (0.11)	$ 1.55
Basic earnings (loss) per share	$ (0.58)	$ 0.01	$ 1.49
Diluted earnings (loss) per share:
Diluted (loss) earnings per share from continuing operations	$ (0.12)	$ 0.12	$ (0.06)
Diluted earnings (loss) per share from discontinued operations	$ (0.46)	$ (0.11)	$ 1.54
Diluted earnings (loss) per share	$ (0.58)	$ 0.01	$ 1.48